Advances from customers (Details - Advances rollforward)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Offsetting Assets [Line Items]
Total advances from customers					¥ 27,893,632
Increase in customer advances	¥ 37,210,548
Revenue recognized	(54,601,458)
Total advances from customers			¥ 10,502,722
Total advances from customers		$ 1,447,314	10,502,722	$ 3,843,845	27,893,632
P O S Devices Pre Sale [Member]
Offsetting Assets [Line Items]
Total advances from customers					27,893,632
Increase in customer advances	26,088,548
Revenue recognized	(53,982,180)
Total advances from customers			0
Total advances from customers | $		0
D A K A Regional Agent Fee [Member]
Offsetting Assets [Line Items]
Total advances from customers					¥ 0
Increase in customer advances	11,122,000
Revenue recognized	¥ (619,278)
Total advances from customers			¥ 10,502,722
Total advances from customers | $		$ 1,447,314